Material accounting policies (Policies)	6 Months Ended
Dec. 31, 2024
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation
These unaudited interim consolidated financial statements for the period ended 31 December 2024 have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended 30 June 2024 (‘last annual financial statements’). They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements for the year ended 30 June 2024.
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the policies stated below.

Functional currency
Functional currency
Effective 1 July 2024, the Parent Company has changed its functional currency from AUD to USD. This change reflects the increase in USD-denominated activities and US-based investments, including capital raising in USD, capital and operational expenditures and revenues. The change has been accounted for prospectively, and prior period comparative figures have not been restated, in accordance with IAS 21.

Assets held for sale
Assets held for sale
Non-current assets are classified as assets held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use.

Assets held for sale are stated at the lower of carrying amount and fair value less costs to sell. Impairment losses on initial classification as held-for-sale and subsequent gains or losses on remeasurement are recognized in profit and loss.

Once classified as held for sale, property plan and equipment are no longer depreciated.

Going concern
Going concern
The Group has determined there is material uncertainty that may cast significant doubt on the Group’s ability to continue as a going concern but has concluded it is appropriate to prepare the consolidated financial statements on a going concern basis which contemplates continuity of normal business activities, the realization of assets and settlement of liabilities in the ordinary course of business. The operating cash flows generated by the Group are inherently linked to several key uncertainties and risks including, but not limited to, volatility associated with the economics of Bitcoin mining and the ability of the Group to execute its business plan.
For the six months ended 31 December 2024, the Group incurred a loss after tax of $32,825,000 (31 December 2023: $10,527,000) and net operating cash inflows of $49,864,000 (31 December 2023: $21,246,000). As at 31 December 2024, the Group had net current liabilities of $33,852,000 (30 June 2024: net current assets of $401,389,000) and net assets of $1,286,271,000 (30 June 2024: net assets of $1,097,351,000).

Included in the net current liabilities position of $33,852,000 as at 31 December 2024, are convertible notes and embedded derivative liabilities of $318,214,000 and $67,800,000 respectively. Under IFRS 9 and IAS 1, these instruments are required to be classified as current liabilities due to the related conversion option that may be exercised by the noteholders within twelve months of the reporting period date. If the conversion option is exercised by the noteholders within twelve months, these liabilities are expected to be settled in ordinary shares of the company and are not expected to result in a cash outflow from the Group (excluding any accrued coupon interest). See note 14 for additional details on the convertible notes, embedded derivatives and their associated conversion options.

As further background, the Group owns mining hardware that is designed specifically to mine Bitcoin and its future success will depend in a large part upon the value of Bitcoin, and any sustained decline in its value could adversely affect the business and results of operations. Specifically, the revenues from Bitcoin mining operations are predominantly based upon two factors: (i) the number of Bitcoin rewards that are successfully mined and (ii) the value of Bitcoin. A decline in the market price of Bitcoin, increases in the difficulty of Bitcoin mining, changes in the regulatory environment, and/or adverse changes in other inherent risks may significantly negatively impact the Group’s operations. Due to the volatility of the Bitcoin price and the effects of the other aforementioned factors, there can be no guarantee that future mining operations will be profitable, or the Group will be able to raise capital to meet growth objectives.

The strategy to mitigate these risks and uncertainties is to try to execute a business plan aimed at operational efficiency, revenue growth, improving overall mining profit, managing operating expenses and working capital requirements, maintaining potential capital expenditure optionality, and securing additional financing, as needed, through one or more debt and/or equity capital raisings. We are also pursuing a strategy to expand and diversify our revenue streams into new markets. Pursuant to that strategy, we are increasing our focus on diversification into HPC solutions, including the provision of AI cloud services.

The continuing viability of the Group and its ability to continue as a going concern and meet its debts and commitments as they fall due are therefore significantly dependent upon several factors. These factors have been considered in preparing a cash flow forecast over the next 12 months to consider the going concern of the Group. The key assumptions include:
•A base case scenario assuming recent Bitcoin mining economics including Bitcoin prices and global hashrate;
•Expansion of operations at the Childress site, Texas with installed nameplate capacity of 350MW as at 31 December 2024 incrementally increasing to 650MW by 30 June 2025 and 750MW by 31 December 2025;
•Three operational sites in British Columbia, Canada with installed nameplate capacity of 160MW; 80MW Mackenzie, 50MW Prince George and 30MW Canal Flats;
•1,896 GPUs installed with projected revenue based on existing contracted prices and recent market pricing of AI cloud services provided to customers;
•Securing additional financing as required to achieve the Group’s growths objectives.

The key assumptions have been stress tested using a range of Bitcoin price and global hashrate. The Group aims to maintain a degree of flexibility in both operating and capital expenditure cash flow management where it practicably makes sense, including ongoing internal cash flow monitoring and projection analysis performed to identify potential liquidity risks arising and to try to respond accordingly.

As a result, the Group has concluded there is material uncertainty related to events or conditions that may cast significant doubt on the Group’s ability to continue as a going concern and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. However, the Group considers that it will be successful in the above matters and will have adequate cash reserves to enable it to meet its obligations for at least one year from the date of approval of the consolidated financial statements, and, accordingly, has prepared the consolidated financial statements on a going concern basis.

New or amended Accounting Standards and Interpretations adopted
New or amended Accounting Standards and Interpretations adopted
In April 2024, the International Accounting Standards Board (“IASB”) issued IFRS 18 Presentation and Disclosure in the Financial Statements, which replaces IAS 1 Presentation of Financial Statements. Although IFRS 18 includes many of the requirements of IAS 1, it introduces new requirements to better structure financial statements and provides more detailed and useful information to investors, including:
•two new subtotals defined in the statement of profit or loss, namely (1) operating profit and (2) profit or loss before financing and income taxes;
•the classification of all income and expenses within the statement of profit or loss in one of five categories;
•a new requirement to disclose performance measures defined by management;
•an improvement in the principles related to the aggregation and disaggregation of information in the financial statements and accompanying notes.

The publication of IFRS 18 results also in consequential amendments to other IFRS standards, including IAS 7 Statement of Cash Flows. IFRS 18 is effective for annual periods beginning on or after 1 January 2027, with earlier application permitted. IFRS 18 will apply retrospectively with specific transitional provisions. The Group is currently working to identify all impacts that the amendments will have on the primary financial statements and notes to the consolidated financial statements.